DEBT - US Dollar Denominated Fixed Rate Debt Additional Information (Details) - USD ($) $ / shares in Units, $ in Thousands		1 Months Ended	3 Months Ended	12 Months Ended
	Mar. 31, 2015	Dec. 31, 2017	Mar. 31, 2015	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Feb. 29, 2016	Mar. 31, 2014
Debt Instrument [Line Items]
Convertible bond loss on extinguishment		$ 300		$ 300
Amortization of purchase price adjustment				$ 10,360	$ 9,494
Convertible Debt [Member]
Debt Instrument [Line Items]
Stated interest rate		3.07%		3.07%				3.07%
Principal amount	$ 200,000		$ 200,000					$ 200,000
Payment terms					5 years
Convertible conversion price (in dollars per share)		$ 88.15		$ 88.15	$ 88.15		$ 87.19
Long-term Debt assumed upon the Merger	$ 161,200		$ 161,200
Convertible Bond Fair Value Price Upon Merger	80.60%		80.60%
Purchase price adjustment			$ 38,800
Redemption price	100.00%	96.85%
Percentage of bonds redeemed					90.00%
Shares issued (in shares)				2,268,860	2,268,860
Debt repurchase		$ 9,400		$ 9,400
Convertible bond loss on extinguishment				300
Amortization of purchase price adjustment				$ 10,360	$ 9,485	$ 6,600